SHAREHOLDERS' EQUITY - Summary of Restricted Stock Units Activity (Details)	12 Months Ended
	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Ordinary shares, par value ( israeli new sheqel per share) | ₪ / shares	₪ 1.0		₪ 1
Ordinary shares, par value (usd per share) | ₪ / shares	₪ 1.0		₪ 1
Restricted Stock Awards And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,463,687,000
Granted (in shares)	750,155,000
Vested (in shares)	(485,124,000)
Forfeited (in shares)	(119,709,000)
Ending balance (in shares)	1,609,009,000
Ordinary shares, par value ( israeli new sheqel per share) | (per share)	₪ 1	$ 0.32
Ordinary shares, par value (usd per share) | (per share)	₪ 1	$ 0.32